Inventories	12 Months Ended
Mar. 31, 2024
Disclosure Of Inventories [Abstract]
Inventories
12.	Inventories

	March 31, 202 4	March 31, 202 3
Trade inventories*	3,393,317	1,941,923
	3,393,317	1,941,923
* Includes project inventory of ₹3,034,240 ( previous year: ₹ 1,692,378)